CONSOLIDATED BALANCE SHEETS - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS
Cash and cash equivalents	R$ 2,641,652	R$ 2,890,144
Short-term investments	3,652,949	459,470
Trade accounts receivable - net	2,672,370	3,201,656
Inventories	7,659,737	9,167,689
Tax credits	504,302	527,428
Income and social contribution taxes recoverable	483,088	445,561
Unrealized gains on financial instruments	2,846	30,711
Other current assets	618,769	780,423
TOTAL CURRENT ASSETS	18,235,713	17,503,082
NON-CURRENT ASSETS
Tax credits	465,549	32,065
Deferred income taxes	4,071,219	3,874,054
Unrealized gains on financial instruments		2,706
Related parties	95,445	27,939
Judicial deposits	1,991,715	2,135,414
Other non-current assets	464,169	449,592
Prepaid pension cost	45,381	17,952
Advance for future investment in joint venture		375,456
Investments in associates and joint ventures	1,812,399	1,367,802
Goodwill	9,469,311	9,112,390
Right-of-use assets	777,314
Other Intangibles	673,262	836,096
Property, plant and equipment, net	15,901,493	15,546,481
TOTAL NON-CURRENT ASSETS	35,767,257	33,777,947
TOTAL ASSETS	54,002,970	51,281,029
CURRENT LIABILITIES
Trade accounts payable	3,762,768	4,335,054
Short-term debt	1,544,211	1,822,183
Debentures	18,015	2,755
Taxes payable	432,988	351,545
Income and social contribution taxes payable	205,092	395,682
Payroll and related liabilities	479,693	588,627
Dividends payable	50,968	169,616
Lease liabilities	202,536
Employee benefits	495	157
Environmental liabilities	60,913	60,419
Unrealized losses on financial instruments		5,245
Other current liabilities	666,858	772,970
TOTAL CURRENT LIABILITIES	7,424,537	8,504,253
NON-CURRENT LIABILITIES
Long-term debt	11,594,612	11,545,658
Debentures	2,893,029	1,536,118
Related parties		1,350
Deferred income taxes	517,413	118,368
Provision for tax, civil, and labor liabilities	809,299	770,305
Environmental liabilities	51,395	72,228
Employee benefits	1,469,949	1,356,560
Obligations with FIDC	1,018,501	938,526
Lease liabilities	601,733
Other non-current liabilities	449,375	499,092
TOTAL NON-CURRENT LIABILITIES	19,405,306	16,838,205
EQUITY
Capital	19,249,181	19,249,181
Treasury stocks	(242,542)	(280,426)
Capital reserves	11,597	11,597
Retained earnings	5,644,706	4,806,089
Transactions with non-controlling interests without change of control	(2,870,825)	(2,870,825)
Other reserves	5,163,584	4,814,988
EQUITY ATTRIBUTABLE TO THE EQUITY HOLDERS OF THE PARENT	26,955,701	25,730,604
NON-CONTROLLING INTERESTS	217,426	207,967
EQUITY	27,173,127	25,938,571
TOTAL LIABILITIES AND EQUITY	R$ 54,002,970	R$ 51,281,029